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                               A.G. SERIES TRUST
                          [Formerly, AGA Series Trust]

                       SUPPLEMENT ISSUED AUGUST 17, 1999
                     TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 1999



Terry Swenson has resigned his position as a Trustee of A.G. Series Trust.